S-K 1602(c) Dilution	Jul. 31, 2025 USD ($) $ / shares shares
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.23
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.77
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ 144,563,777
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,000,000
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.59
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.41
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ 107,063,777
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	16,250,000
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.57
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.43
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ 69,563,777
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,500,000
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.63
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.37
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ 32,063,777
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	8,750,000
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.09)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 11.09
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ (5,436,223)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,000,000
Without Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.24
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.6
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.58
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.64
Without Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.08)
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 150,750,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,750,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,750,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,750,000
Without Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,750,000
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
Without Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
Without Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
Without Over- Allotment [Member] | Overallotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(192,200)
Without Over- Allotment [Member] | Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(192,200)
Without Over- Allotment [Member] | Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(192,200)
Without Over- Allotment [Member] | Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(192,200)
Without Over- Allotment [Member] | Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(192,200)
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(37,500,000)
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(75,000,000)
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(112,500,000)
Without Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (150,000,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(750,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(750,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(750,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(750,000)
Without Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(750,000)
Without Over- Allotment [Member] | Ordinary shares offered to public [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,000,000
Without Over- Allotment [Member] | Ordinary shares offered to public [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,000,000
Without Over- Allotment [Member] | Ordinary shares offered to public [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,000,000
Without Over- Allotment [Member] | Ordinary shares offered to public [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,000,000
Without Over- Allotment [Member] | Ordinary shares offered to public [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,000,000
Without Over- Allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
Without Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(3,750,000)
Without Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(7,500,000)
Without Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(11,250,000)
Without Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(15,000,000)
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.21
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.79
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ 165,905,977
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,000,000
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.57
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.43
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ 122,780,977
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	18,687,500
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.54
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.46
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ 79,655,977
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	14,375,000
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.66
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.34
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ 36,530,977
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,062,500
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.15)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 11.15
Net Tangible Book Value	$ (49,746)
Net Tangible Book Value Adjusted	$ (6,594,023)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,750,000
With Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.22
With Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.58
With Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.55
With Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.67
With Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.14)
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ 173,250,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,250,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,250,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,250,000
With Over- Allotment [Member] | Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,250,000
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
With Over- Allotment [Member] | Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	55,723
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,350,000)
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,350,000)
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,350,000)
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,350,000)
With Over- Allotment [Member] | Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(7,350,000)
With Over- Allotment [Member] | Overallotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(43,125,000)
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(86,250,000)
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(129,375,000)
With Over- Allotment [Member] | Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (172,500,000)
With Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares forfeited if overallotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares offered to public [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,250,000
With Over- Allotment [Member] | Ordinary shares offered to public [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,250,000
With Over- Allotment [Member] | Ordinary shares offered to public [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,250,000
With Over- Allotment [Member] | Ordinary shares offered to public [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,250,000
With Over- Allotment [Member] | Ordinary shares offered to public [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,250,000
With Over- Allotment [Member] | Ordinary shares redeemed [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares
With Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(4,312,500)
With Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(8,625,000)
With Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(12,937,500)
With Over- Allotment [Member] | Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(17,250,000)